Principal Funds, Inc.
Supplement dated November 6, 2020
to the Statement of Additional Information dated March 1, 2020
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD
On or about January 1, 2021, delete references to Finisterre Capital LLP (Finisterre).

INVESTMENT ADVISORY AND OTHER SERVICES
On or about January 1, 2021, under Investment Advisors, delete the second paragraph, and replace with the following:
PGI is the discretionary advisor (directly makes decisions to purchase or sell securities) for the following Funds: California Municipal, Core Fixed Income, Core Plus Bond, Diversified International, Equity Income, Finisterre Unconstrained Emerging Markets Bond, Government & High Quality Bond, Government Money Market, High Yield, International Emerging Markets, LargeCap S&P 500 Index, MidCap, MidCap S&P 400 Index, Money Market, Principal Capital Appreciation, Principal LifeTime Funds (Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and 2065 Funds), Principal LifeTime Hybrid Funds (Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and 2065 Funds), SAM (Strategic Asset Management) Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios), Short-Term Income, SmallCap, SmallCap S&P 600 Index, Tax-Exempt Bond, a portion of the assets of Global Diversified Income, and a portion of the assets of High Income. Additionally, PGI provides investment advisory services with respect to up to 30% of the assets of the following Funds: LargeCap Growth I, LargeCap Value III, MidCap Growth III, MidCap Value I, Overseas, SmallCap Growth I, and SmallCap Value II.
On or about January 1, 2021, under Investment Advisors, delete the Sub-Advisor: Finisterre Capital LLP section.

PORTFOLIO MANAGER DISCLOSURE
On or about January 1, 2021, delete the Sub-Advisor: Finisterre Capital LLP section.
On or about January 1, 2021, add the following section to the alphabetical list of Principal Global Investors, LLC portfolio managers:
Advisor: Principal Global Investors, LLC (Finisterre Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Damien Buchet: Finisterre Unconstrained Emerging Markets Bond Fund
Registered investment companies	1	$157.1 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$741.1 million	0	$0
Arthur Duchon-Doris: Finisterre Unconstrained Emerging Markets Bond
Registered investment companies	1	$157.1 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$741.1 million	0	$0
Christopher Watson: Finisterre Unconstrained Emerging Markets Bond
Registered investment companies	1	$157.1 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$741.1 million	0	$0
Compensation
Finisterre Capital LLP offers a competitive compensation structure that is evaluated annually relative to other asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure to offer market competitive compensation that aligns individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results. Compensation of Finisterre’s portfolio managers is formed of a competitive fixed salary and a share of a bonus pool which is a function of the annual profitability of the firm. Select members of the investment team further share in the firm’s profits based on their overall partner ownership.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Damien Buchet	Finisterre Unconstrained Emerging Markets Bond	None
Arthur Duchon-Doris	Finisterre Unconstrained Emerging Markets Bond	None
Christopher Watson	Finisterre Unconstrained Emerging Markets Bond	None

APPENDIX C - PROXY VOTING POLICIES
On or about January 1, 2021, delete the proxy voting policy for Finisterre Capital LLP (“Finisterre”).
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